Cash Flow Information	12 Months Ended
Mar. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information
5. Cash Flow Information
The following table provides information about Cash, Cash Equivalents and
Restricted
Cash which are included in the Company’s consolidated balance sheets as of March 31, 2023 and 2024, respectively.

	Millions of yen
	2023	2024
Cash and Cash Equivalents	¥1,231,860	¥1,032,810
Restricted Cash	135,048	152,497

Cash, Cash Equivalents and Restricted Cash	¥1,366,908	¥1,185,307

Cash payments during fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	2022	2023	2024
Cash payments:
Interest	¥65,965	¥117,759	¥182,633
Income taxes, net	83,030	187,246	3,507
The main non-cash activities in fiscal 2022, 2023 and 2024 are as follows.
In fiscal 2022, 2023 and 2024, real estate under operating leases of ¥464 million, ¥750 million and ¥9,442 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2022, 2023 and 2024, other assets of ¥6 million, ¥12 million and ¥29 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2024, investment in securities of ¥3,452 million, were recognized with the corresponding amounts of installment loans being derecognized as a result of restructuring.
In fiscal 2022, assets and liabilities decreased by ¥13,378 million and ¥943 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2023, assets and liabilities decreased by ¥7,752 million and ¥3,916 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of operating lease assets, and the derecognized liabilities mainly consist of long-term debt. In fiscal 2024, assets and liabilities decreased by ¥1,777 million and ¥0 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.
ROU assets obtained in exchange for lease liabilities were not included in cash flows from investing activities or financing activities because they did not involve cash transactions. For further information, see Note 6 “Leases.”